Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Investment securities:
Debt instruments at amortized cost	¥ 64,213	¥ 320,771
Loans and advances	95,958,431	94,671,818
Deposits:
Borrowings	17,877,507	17,121,362
Debt securities in issue	11,868,264	10,985,048
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	64,213	320,771
Loans and advances	95,958,431	94,671,818
Other financial assets	4,640,340	4,229,678
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	104,444,010	95,849,958
Other deposits	44,442,745	42,581,460
Borrowings	17,508,436	16,735,474
Debt securities in issue	11,868,264	10,985,048
Other financial liabilities	7,191,579	7,149,714
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	64,432	321,057
Loans and advances	98,835,697	97,428,956
Other financial assets	4,637,922	4,227,027
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	104,445,173	95,851,474
Other deposits	44,454,540	42,594,532
Borrowings	17,616,016	16,825,055
Debt securities in issue	11,966,802	10,777,289
Other financial liabilities	¥ 7,191,582	¥ 7,149,704